Document and Entity Information	Jun. 03, 2026
Cover [Abstract]
Entity Registrant Name	FONAR CORP
Amendment Flag	false
Entity Central Index Key	0000355019
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Jun. 03, 2026
Entity Incorporation State Country Code	DE
Entity File Number	0-10248
Entity Tax Identification Number	11-2464137
Entity Address, Address Line One	110 Marcus Drive
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	694-2929
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.0001 par value
Trading Symbol	FONR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false